Lease (Details) - Schedule of components of lease expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of Lease Expenses Abstract
Operating lease expenses for variable payments	¥ 9,136	¥ 13,413	¥ 453
Operating lease expenses for fixed payments	125,456	241,466	337,608
Short-term lease expenses	38,411	10,841	10,265
Total	173,003	265,720	348,326
Operating cash flows for operating leases	¥ 85,993	¥ 192,570	¥ 207,803